Segmented information (Schedule of segments, additions to property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 386,790	$ 284,963
Manitoba [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	159,313	143,418
Peru [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	208,805	101,717
Arizona [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	18,640	38,923
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 32	$ 905